Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Citigroup Global Markets Realty Corp. (“CGMRC”)

Citi Real Estate Funding Inc. (“CREFI”)

Macquarie US Trading LLC, d/b/a Principal Commercial Capital (“Principal”)

Starwood Mortgage Funding V LLC (“Starwood”)

Barclays Bank PLC

(“Barclays” and, together with CGMRC, CREFI, Principal and Starwood, the “Loan Sellers”)

Citigroup Commercial Mortgage Securities Inc. (“Depositor”)

Citigroup Global Markets Inc. (“CGMI”)

Barclays Capital Inc. (“BCI”)

Drexel Hamilton, LLC (“Drexel”)

J.P. Morgan Securities LLC

(“JPMS” and, together with CGMI, BCI, Drexel, the Loan Sellers and the Depositor, the “Specified Parties”)

Re:	Citigroup Commercial Mortgage Trust 2017-P8, Commercial Mortgage Pass-Through Certificates, Series 2017-P8– Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Loan Sellers contained in an electronic data file provided to us on September 7, 2017 containing information on 53 mortgage loans and 167 related mortgaged properties (the “Data File” defined below) which we were informed are to be included as collateral in the offering of the Citigroup Commercial Mortgage Trust 2017-P8, Commercial Mortgage Pass-Through Certificates, Series 2017-P8. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We have completed the loan file procedures explained below and have performed procedures on the information you have requested. Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Data File” means the electronic file provided to us by the Loan Sellers on September 7, 2017 entitled “CGCMT 2017-P8 Combined Accounting Tape.xlxs” containing data with respect to their respective mortgage loans (“Mortgage Loans”) and the related mortgaged properties (“Mortgaged Properties”). A summary of the contents of the Data File is as follows:

KPMG LLP is a Delaware limited liability partnership and the US member firm of KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Loan Seller	Number of Mortgage Loans	Number of Mortgaged Properties
CREFI	14	31
Principal	13	13
Starwood	13	43
Barclays	10	13
CGMRC	1	1
CREFI and Barclays	1	1
Barclays and Starwood	1	65
TOTAL	53	167

●	The term “Cut-Off Date” means the payment date in September 2017, as provided by the Loan Sellers.
●	The term “Reporting Period” means the time between August 12, 2017 (“Reporting Begin Date”) and September 11, 2017 (“Reporting End Date”), as provided by the Loan Sellers.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Loan Sellers for us to perform procedures and listed in Attachment A.
●	The term “Loan File” means the copies of source documents made available by the Loan Sellers and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Loan Sellers for us to perform recomputation procedures and listed in Attachment B.
●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Loan Sellers.
●	The term “Instructions” means the instructions provided by the Loan Sellers pertaining to a specific attribute, methodology, or value and described in Attachment C.
●	The term “ABS Technical Specification” refers to the document entitled EDGAR® ABS XML Technical Specification Version 1.7 dated July 2017 that contains the value and code description information in section “4.3 Data Value constraints for CMBS”.

The Loan Sellers are responsible for the specified attributes identified by the Loan Sellers contained in the Data File.

We were instructed by the Loan Sellers to perform the agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Loan Sellers, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

2

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Loan Sellers in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Loan Sellers, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Loan Sellers, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Loan Sellers which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loans being securitized, (iii) the compliance of the originators of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA

September 7, 2017

3

 ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Control Number	Provided by Loan Seller
Loan Number	Provided by Loan Seller
Loan / Property Flag	Provided by Loan Seller
Number of Properties	Appraisal/Loan Agreement/Promissory Note/Deed of Trust/Mortgage
Originator	Loan Agreement/Promissory Note
Originator Entity Type	Loan Agreement/Promissory Note
Mortgage Loan Seller	Provided by Loan Seller
Property Name	Provided by Loan Seller
Address	Appraisal/Engineering Report/Loan Agreement
City	Appraisal/Engineering Report/Loan Agreement
State	Appraisal/Engineering Report/Loan Agreement
County	Appraisal/Engineering Report/Loan Agreement
Zip Code	Appraisal/Engineering Report/Loan Agreement/USPS
General Property Type	Appraisal/Engineering Report
Detailed Property Type	Appraisal/Engineering Report
Year Built	Appraisal/Engineering Report
Year Renovated	Appraisal/Engineering Report
Property SF (All Properties)	Underwritten Rent Roll
Unit Description	Underwritten Rent Roll
Original Balance ($)	Loan Agreement/Promissory Note
Loan Structure Code	Loan Agreement/Promissory Note
Pari Passu Split (Y/N)	Loan Agreement/Promissory Note
Pari Passu Controlling Piece in Trust?	Loan Agreement/Promissory Note
Pari Passu Companion Loan Original Balance (Non-trust)	Loan Agreement/Promissory Note
Pari Passu Description	Loan Agreement/Promissory Note
Mortgage Loan Rate (%)	Loan Agreement/Promissory Note
Administrative Fee Rate (%)	Provided by Loan Seller
Interest Accrual Method	Loan Agreement/Promissory Note
Origination Date	Loan Agreement/Promissory Note
First Due Date	Loan Agreement/Promissory Note
Last IO Due Date	Loan Agreement/Promissory Note
First P&I Due Date	Loan Agreement/Promissory Note
Due Date	Loan Agreement/Promissory Note
Grace Period- Late Fee	Loan Agreement
Grace Period- Default	Loan Agreement
Amortization Type	Loan Agreement
Original Interest-Only Period (Mos.)	Loan Agreement

A-1

 ATTACHMENT A

Attribute	Source Document(s)
Original Term To Maturity (Mos.)	Loan Agreement/Promissory Note
Original Amortization Term (Mos.)	Loan Agreement
Maturity Date	Loan Agreement/Promissory Note
Hyper Amortizing Loan	Loan Agreement
Hyper Am Loan Maturity Date	Loan Agreement
Lockbox	Loan Agreement/Cash Management Agreement/Deposit Account Control Agreement
Cash Management	Loan Agreement/Cash Management Agreement
Cash Management Triggers	Loan Agreement/Cash Management Agreement
DSCR at Trigger Level	Loan Agreement/Cash Management Agreement
Cross-Collateralized (Y/N)	Loan Agreement/Promissory Note/Cross-Collateralization Agreement
Crossed Group	Loan Agreement/Promissory Note/Cross-Collateralization Agreement
Lockout Period	Loan Agreement/Promissory Note
Lockout Expiration Date	Loan Agreement/Promissory Note
Prepayment / Defeasance Begin Date	Loan Agreement/Promissory Note
Prepayment / Defeasance End Date	Loan Agreement/Promissory Note
Open Period Begin Date	Loan Agreement/Promissory Note
Open Period (Payments)	Loan Agreement/Promissory Note
Prepayment Type	Loan Agreement/Promissory Note
Prepayment Premium Indicator (true / false)	Loan Agreement/Promissory Note
Prepayment Provision	Loan Agreement/Promissory Note
Yield Maintenance Index	Loan Agreement/Promissory Note
Yield Maintenance Discount	Loan Agreement/Promissory Note
Yield Maintenance Margin	Loan Agreement/Promissory Note
Yield Maintenance Calculation Method	Loan Agreement/Promissory Note
Day of Month Prepayment Permitted	Loan Agreement/Promissory Note
Due on Sale	Loan Agreement/Promissory Note
Due on Encumbrance	Loan Agreement/Promissory Note
B Note Original Amount	Loan Agreement/Subordinate Loan Document
B Note Cut-Off Date Balance	Loan Agreement/Subordinate Loan Document
B Note Balloon Balance	Loan Agreement/Subordinate Loan Document
B Note Interest Rate	Loan Agreement/Subordinate Loan Document
B Note Maturity Date	Loan Agreement/Subordinate Loan Document
Whole Loan Original Balance	Loan Agreement/Promissory Note
Whole Loan Interest Rate	Loan Agreement/Promissory Note
Name of Mezzanine Lender	Mezzanine Loan Agreement
Mezzanine Debt Original Amount	Mezzanine Loan Agreement
Mezzanine Debt Cut-Off Date Balance	Mezzanine Loan Agreement
Mezzanine Debt Interest Rate	Mezzanine Loan Agreement
Mezzanine Debt Maturity Date	Mezzanine Loan Agreement

A-2

 ATTACHMENT A

Attribute	Source Document(s)
Total Loan Original Balance	Loan Agreement/Promissory Note
Total Loan Interest Rate	Loan Agreement/Promissory Note
Other Subordinate Debt Balance	Subordinate Unsecured Loan Document
Other Subordinate Debt Type	Subordinate Unsecured Loan Document
Future Debt Permitted (Yes/No)	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Appraiser Designation	Appraisal
Appraisal FIRREA (Y/N)	Appraisal
Appraisal Date of Valuation	Appraisal
Appraised Value ($)	Appraisal
Appraisal Value Type (As Is / As Stabilized / As Complete)	Appraisal
As-is Appraised Value	Appraisal
As-is Date of Valuation	Appraisal
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Largest Tenant	Underwritten Rent Roll/Lease
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll/Lease
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll/Lease
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll/Lease
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll/Lease
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll
Single Tenant (Y/N)	Underwritten Rent Roll
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Report
Environmental Phase II	Environmental Report
Environmental Phase II Report Date	Environmental Report
PML or SEL (%)	Seismic Report
Seismic Report Date	Seismic Report
Earthquake Insurance Required	Insurance Certificate/Insurance Review

A-3

 ATTACHMENT A

Attribute	Source Document(s)
Terrorism Insurance Required	Insurance Certificate/Insurance Review
Environmental Insurance Required (Y/N)	Insurance Certificate/Insurance Review
Blanket Insurance Policy (Yes/No)	Insurance Certificate/Insurance Review
Lien Position	Title Policy
Ownership Interest	Title Policy
Overlapping Fee Interest?	Title Policy
Condominium Present?	Loan Agreement/Title Policy/Appraisal
Ground Lease Y/N	Ground Lease
Annual Ground Lease Payment ($)	Ground Lease
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date after all Extensions	Ground Lease
2014 NOI Date	Underwritten Financial Summary Report
2014 EGI	Underwritten Financial Summary Report
2014 Expenses	Underwritten Financial Summary Report
2014 NOI	Underwritten Financial Summary Report
2014 NCF	Underwritten Financial Summary Report
2015 NOI Date	Underwritten Financial Summary Report
2015 EGI	Underwritten Financial Summary Report
2015 Expenses	Underwritten Financial Summary Report
2015 NOI	Underwritten Financial Summary Report
2015 NCF	Underwritten Financial Summary Report
2016 NOI Date	Underwritten Financial Summary Report
2016 EGI	Underwritten Financial Summary Report
2016 Expenses	Underwritten Financial Summary Report
2016 NOI	Underwritten Financial Summary Report
2016 NCF	Underwritten Financial Summary Report
Most Recent Date	Underwritten Financial Summary Report
Most Recent # of months	Underwritten Financial Summary Report
Most Recent Description (if past 2016)	Underwritten Financial Summary Report
Most Recent EGI (if past 2016) ($)	Underwritten Financial Summary Report
Most Recent Expenses (if past 2016) ($)	Underwritten Financial Summary Report
Most Recent NOI (if past 2016) ($)	Underwritten Financial Summary Report
Most Recent NCF (if past 2016) ($)	Underwritten Financial Summary Report
Underwritten EGI ($)	Underwritten Financial Summary Report
Underwritten Expenses ($)	Underwritten Financial Summary Report
Underwritten Net Operating Income ($)	Underwritten Financial Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwritten Financial Summary Report
Underwritten TI / LC ($)	Underwritten Financial Summary Report

A-4

 ATTACHMENT A

Attribute	Source Document(s)
Underwritten Other Reserve	Underwritten Financial Summary Report
Underwritten Net Cash Flow ($)	Underwritten Financial Summary Report
Upfront RE Tax Reserve ($)	Loan Agreement/Closing Statement
Ongoing RE Tax Reserve ($)	Loan Agreement/Closing Statement
Upfront Insurance Reserve ($)	Loan Agreement/Closing Statement
Ongoing Insurance Reserve ($)	Loan Agreement/Closing Statement
Upfront Replacement Reserve ($)	Loan Agreement/Closing Statement
Ongoing Replacement Reserve ($)	Loan Agreement/Closing Statement
Replacement Reserve Caps ($)	Loan Agreement/Closing Statement
Upfront TI/LC Reserve ($)	Loan Agreement/Closing Statement
Ongoing TI/LC Reserve ($)	Loan Agreement/Closing Statement
TI/LC Caps ($)	Loan Agreement/Closing Statement
Upfront Debt Service Reserve ($)	Loan Agreement/Closing Statement
Ongoing Debt Service Reserve ($)	Loan Agreement/Closing Statement
Upfront Deferred Maintenance Reserve ($)	Loan Agreement/Closing Statement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement/Closing Statement
Upfront Environmental Reserve ($)	Loan Agreement/Closing Statement
Ongoing Environmental Reserve ($)	Loan Agreement/Closing Statement
Upfront Other Reserve ($)	Loan Agreement/Closing Statement
Ongoing Other Reserve ($)	Loan Agreement/Closing Statement
Other Reserve Description	Loan Agreement/Closing Statement
Letter of Credit?	Loan Agreement/Letter of Credit
Letter of Credit Balance	Loan Agreement/Letter of Credit
Letter of Credit Description	Loan Agreement/Letter of Credit
Release Provisions (Y/N)	Loan Agreement
Loan Purpose	Settlement Statement
Borrower Name	Loan Agreement/Promissory Note
Tenant In Common (Yes/No)?	Loan Agreement/TIC Agreement
Delaware Statutory Trust (Yes/No)?	Loan Agreement/Promissory Note
Loan Amount (sources)	Loan Agreement/Promissory Note/Settlement Statement
Principal's New Cash Contribution	Settlement Statement
Subordinate Debt	Loan Agreement/Settlement Statement/Title Policy
Other Sources	Settlement Statement

A-5

 ATTACHMENT A

Attribute	Source Document(s)
Total Sources	Settlement Statement
Loan Payoff	Settlement Statement
Purchase Price	Settlement Statement
Closing Costs	Settlement Statement
Reserves	Settlement Statement
Principal Equity Distribution	Settlement Statement
Other Uses	Settlement Statement
Total Uses	Settlement Statement
Sources and Uses Comments	Settlement Statement
Sponsor	Loan Agreement/Guaranty
Carve-out Guarantor	Loan Agreement/Guaranty
Recourse	Loan Agreement/Guaranty
Related Group	Loan Agreement/Guaranty
Single Purpose Borrower (Y/N)	Loan Agreement
Property Manager	Assignment of Management/Loan Agreement
Hotel Franchise Flag	Franchise Agreement
Franchise Agreement Expiration	Franchise Agreement
Subsidized Housing Programs	Appraisal/Underwritten Rent Roll
Student / Military / Other Concentration? If Yes, what % of Units?	Appraisal, Underwritten Rent Roll
ADR ($)	Underwritten Financial Summary Report
RevPAR ($)	Underwritten Financial Summary Report
Transaction(s) if Previously Securitized	Provided by Loan Seller
Loan Meets Loan Seller's UW Criteria ("true" / "false")	Provided by Loan Seller
Negative Amortization Indicator (true / false)	Provided by Loan Seller
Mortgage Loan terms modified through reporting period? (true/false)	Provided by Loan Seller
Debt Service Coverage Securitization Code	Provided by Loan Seller
Most Recent Debt Service Coverage Code	Provided by Loan Seller
Primary Servicer (Post Securitization)	Provided by Loan Seller
Primary Servicing Fee Rate	Provided by Loan Seller
Master Servicing Fee Rate	Provided by Loan Seller
Trustee Fee Rate	Provided by Loan Seller
# of Self Storage units	Underwritten Financial Summary Report

A-6

 ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Per Unit ($)	(i) Cut-off Date Balance ($) divided by (ii) Units Description
Cut-off Date Balance ($)	Recompute using the First P&I Due Date, Interest Accrual Method, Seasoning, Original Interest-Only Period (Mos.), Mortgage Loan Rate (%),Monthly Trust Debt Service Payment (Initial) , Original Balance ($), and the Cut-off Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Allocated Cut-Off Date Balance (multi-property)

Recompute using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate (%), Property Level Monthly Payment, Property Level Original Balance ($) and the Cut-off Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

“Property Level Monthly Payment” is recomputed as the product of (a) the Monthly Trust Debt Service Payment (Initial) of the related Mortgage Loan and (b) the quotient of (i) the Property Level Original Balance ($) over (ii) the Original Balance ($) of the related Mortgage Loan.

“Property Level Original Balance ($)” is recomputed as either (a) the Original Balance ($) of the respective mortgaged property as set forth on the Loan Agreement, or (b) to the extent the Original Balance ($) of the respective mortgaged property is not stated on the related Loan Agreement, the product of (i) the Original Balance ($) of the related Mortgage Loan and (ii) the Property Level Share.

“Property Level Share” is recomputed as the quotient of (a) the Appraised Value ($) of the respective mortgaged property over (b) the aggregate Appraised Value ($) of all Mortgaged Properties for the respective Mortgage Loan.

% of Initial Pool Balance	(i) Cut-off Date Balance ($) divided by (ii) sum of the Cut-off Date Balance ($) of each of the Mortgage Loans in the pool.
Pari Passu Companion Loan Cut-Off Date Balance (Non-trust)	Recompute using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate (%), Pari Passu Companion Loan Monthly Debt Service (Non-trust), Cut-off Date, Seasoning, Original Interest-Only Period (Mos.), Pari Passu Companion Loan Original Balance (Non-trust), and the Cut-off Date.
Pari Passu Companion Loan Balloon Balance (Non-trust)	Recompute using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate (%), Pari Passu Companion Loan Monthly Debt Service (Non-trust), Pari Passu Companion Loan Original Balance (Non-trust), Seasoning, Original Interest-Only Period (Mos.), and the Maturity Date.

B-1

Attribute	Calculation Methodology
Pari Passu Companion Loan Monthly Debt Service (Non-trust)

Recompute as one twelfth of the product of (1) Pari Passu Companion Loan Original Balance (Non-Trust), (2) Mortgage Loan Rate (%), and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only”.

Compare the Pari Passu Companion Loan Monthly Debt Service (Non-trust) to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only, Then Amortizing,” as applicable.

Pari Passu Companion Loan Annual Debt Service (Non-trust)	Pari Passu Companion Loan Monthly Debt Service (Non-trust) multiplied by twelve.
Monthly Trust Debt Service Payment (Initial)	Recompute as one twelfth of the product of (1) Original Balance ($), (2) Mortgage Loan Rate (%), and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only, Then Amortizing”. Compare the Monthly Trust Debt Service Payment (Initial) to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only,” as applicable.
Annual Trust Debt Service (Initial)	Monthly Trust Debt Service Payment (Initial) multiplied by twelve.
Monthly Debt Service Payment	Recompute as one twelfth of the product of (1) Original Balance ($), (2) Mortgage Loan Rate (%), and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only”. Compare the Monthly Trust Debt Service Payment (Initial) to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only, Then Amortizing,” as applicable.
Annual Debt Service	Monthly Trust Debt Service Payment (After IO) multiplied by twelve.
Remaining Interest-Only Period (Mos.)	Original Interest-Only Period (Mos.) minus Seasoning.
Remaining Term To Maturity (Mos.)	Original Term to Maturity (Mos.) minus Seasoning.
Remaining Amortization Term (Mos.)	Original Amortization Term (Mos.) minus Seasoning.
Seasoning	Recompute by determining the number of payment dates from and inclusive of the First Due Date to and inclusive of the Cut-off Date.
Balloon Balance ($)	Recompute using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate (%),Monthly Debt Service Payment, Original Balance ($),Seasoning, Original Interest-Only Period (Mos.), and Maturity Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
B Note Annual Payment	Multiply (i) the B Note Original Amount, (ii) the B Note Interest Rate, and (iii) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only”. Compare the B Note Annual Payment to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only, Then Amortizing,” as applicable.

B-2

Attribute	Calculation Methodology
Whole Loan Cut-Off Date Balance	The sum of the (i) Cut-off Date Balance ($), (ii) Pari Passu Companion Loan Cut-Off Date Balance (Non-trust), and (iii) B Note Cut-Off Date Balance, if any.
Whole Loan Balloon Balance	The sum of the (i) Balloon Balance ($), (ii) Pari Passu Companion Loan Balloon Balance (Non-trust), and (iii) B Note Balloon Balance, if any.
Whole Loan Monthly Payment (Initial)	Recompute as one twelfth of the product of (1) the sum of Original Balance and Pari Passu Companion Loan Original Balance (Non-trust) ($), (2) Mortgage Loan Rate (%) and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only, Then Amortizing”. Compare the Whole Loan Monthly Payment (Initial) to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only, Then Amortizing” as applicable.
Whole Loan Annual Payment (Initial)	The product of (1) the sum of Original Balance and Pari Passu Companion Loan Original Balance (Non-trust) ($), (2) Mortgage Loan Rate (%) and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only, Then Amortizing”. For Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only, Then Amortizing” use Whole Loan Monthly Payment (Initial) multiply by twelve.
Whole Loan Monthly Payment (After IO)	The sum of the (i) Monthly Trust Debt Service Payment (After IO), (ii) Pari Passu Companion Loan Monthly Debt Service (Non-trust), and (iii) one twelfth of B Note Annual Payment, if any.
Whole Loan Annual Payment	Whole Loan Monthly Payment (After IO) multiply by twelve
Whole Loan LTV	Whole Loan Cut-Off Date Balance divided by Appraised Value ($).
Whole Loan DSCR	Underwritten Net Cash Flow ($) divided by the Whole Loan Annual Payment.
Whole Loan Debt Yield	Underwritten Net Cash Flow ($) divided by the Whole Loan Cut-Off Date Balance.
Mezzanine Debt Annual Payment

Recompute by multiplying (i) the Mezzanine Debt Original Amount, (ii) the Mezzanine Debt Interest Rate, and (iii) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only”.

Compare the Mezzanine Debt Annual Payment to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only, Then Amortizing,” as applicable.

Total Loan Cut-Off Date Balance	The sum of the (i) Cut-off Date Balance ($), (ii) Pari Passu Companion Loan Cut-Off Date Balance (Non-trust), (iii) B Note Cut-Off Date Balance, if any, and (iv) Mezzanine Debt Cut-Off Date Balance, if any.
Total Loan Annual Payment	The sum of the (i) Annual Debt Service, (ii) Pari Passu Companion Loan Annual Debt Service (Non-trust), (iii) B Note Annual Payment, if any, and (iv) Mezzanine Debt Annual Payment.

B-3

Attribute	Calculation Methodology
Total Loan LTV	Total Loan Cut-Off Date Balance divided by Appraised Value ($).
Total Loan DSCR	Underwritten Net Cash Flow ($) divided by the Total Loan Annual Payment.
Total Loan Debt Yield	Underwritten Net Cash Flow ($) divided by the Total Loan Cut-Off Date Balance.
Reserve Adjusted Cut-off Date Loan Amount	Cut-off Date Balance ($) minus holdback amount.
Unadjusted Cut-off Date LTV Ratio	If the Pari Passu Split (Y/N) characteristic is ‘Yes’, (the “Pari Passu Loans”), use Whole Loan Cut-Off Date Balance divided by Appraised Value ($). If the Pari Passu Split (Y/N) characteristic is ‘No’, (the “Non Pari Passu Loans”), use Cut-off Date Balance ($) divided by Appraised Value ($).
Unadjusted Maturity Date LTV Ratio	For the Pari Passu Loans, use Whole Loan Balloon Balance divided by Appraised Value ($). For the Non Pari Passu Loans, use Balloon Balance ($) divided by Appraised Value ($).
Cut-off Date LTV Ratio (%)	For the Pari Passu Loans, then the quotient of (i) Whole Loan Cut-Off Date Balance minus holdback amount and (ii) Appraised Value ($). For the Non Pari Passu Loans, then the quotient of (i) Cut-off Date Balance ($) minus holdback amount and (ii) Appraised Value ($).
LTV Ratio at Maturity (%)	For the Pari Passu Loans, use the quotient of (i) Whole Loan Balloon Balance minus holdback amount and (ii) Appraised Value ($). For the Non Pari Passu Loans, use the quotient of (i) Balloon Balance ($) minus holdback amount and (ii) Appraised Value ($).
2014 NOI Debt Yield	For the Pari Passu Loans, use 2014 NOI divided by Whole Loan Cut-Off Date Balance. For the Non Pari Passu Loans, use 2014 NOI divided by Cut-off Date Balance ($).
2014 NCF DSCR	For the Pari Passu Loans, use 2014 NCF divided by Whole Loan Annual Payment. For the Non Pari Passu Loans, use 2014 NCF divided by Annual Debt Service.
2015 NOI Debt Yield	For the Pari Passu Loans, use 2015 NOI divided by Whole Loan Cut-Off Date Balance. For the Non Pari Passu Loans, use 2015 NOI divided by Cut-off Date Balance ($).
2015 NCF DSCR	For the Pari Passu Loans, use 2015 NCF divided by Whole Loan Annual Payment. For the Non Pari Passu Loans, use 2015 NCF divided by Annual Debt Service.
2016 NOI Debt Yield	For the Pari Passu Loans, use 2016 NOI divided by Whole Loan Cut-Off Date Balance. For the Non Pari Passu Loans, use 2016 NOI divided by Cut-off Date Balance ($).
2016 NCF DSCR	For the Pari Passu Loans, use 2016 NCF divided by Whole Loan Annual Payment. For the Non Pari Passu Loans, use 2016 NCF divided by Annual Debt Service.
Most Recent NOI Debt Yield	For the Pari Passu Loans, use Most Recent NOI (if past 2016) ($) divided by Whole Loan Cut-Off Date Balance. For the Non Pari Passu Loans, use Most Recent NOI (if past 2016) ($) divided by Cut-off Date Balance ($).
Most Recent NCF DSCR	For the Pari Passu Loans, use Most Recent NCF (if past 2016) ($) divided by Whole Loan Annual Payment. For the Non Pari Passu Loans, use Most Recent NCF (if past 2016) ($) divided by Annual Debt Service.
Underwritten NOI DSCR - Initial (x)	For the Pari Passu Loans, use Underwritten Net Operating Income ($) divided by Whole Loan Annual Payment (Initial). For the Non Pari Passu Loans, use Underwritten Net Operating Income ($) divided by Annual Trust Debt Service (Initial).

B-4

Attribute	Calculation Methodology
Underwritten NOI DSCR - After IO Period (x)	For the Pari Passu Loans, use Underwritten Net Operating Income ($) divided by Whole Loan Annual Payment (After IO). For the Non Pari Passu Loans, use Underwritten Net Operating Income ($) divided by Annual Trust Debt Service (After IO).
Debt Yield on Underwritten Net Operating Income (%)	For the Pari Passu Loans, use Underwritten Net Operating Income ($) divided by Whole Loan Cut-Off Date Balance. For the Non Pari Passu Loans, use Underwritten Net Operating Income ($) divided by Cut-off Date Balance ($).
Underwritten NCF DSCR - Initial (x)	For the Pari Passu Loans, use Underwritten Net Cash Flow ($) divided by Whole Loan Annual Payment (Initial). For the Non Pari Passu Loans, use Underwritten Net Cash Flow ($) divided by Annual Trust Debt Service (Initial).
Underwritten NCF DSCR - After IO Period (x)	For the Pari Passu Loans, use Underwritten Net Cash Flow ($) divided by Whole Loan Annual Payment (After IO). For the Non Pari Passu Loans, use Underwritten Net Cash Flow ($) divided by Annual Debt Service (After IO).
Debt Yield on Underwritten Net Cash Flow (%)	For the Pari Passu Loans, use Underwritten Net Cash Flow ($) divided by Whole Loan Cut-Off Date Balance. For the Non Pari Passu Loans, use Underwritten Net Cash Flow ($) divided by Cut-off Date Balance ($).
Report Period Beginning Schedule Loan Balance Amount	Recompute using the First P&I Due Date, Interest Accrual Method, Seasoning, Original Interest-Only Period (Mos.), Mortgage Loan Rate (%),Monthly Trust Debt Service Payment (Initial), Original Balance ($), and the Reporting Begin Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Report Period Ending Schedule Loan Balance Amount	Recompute using the First P&I Due Date, Interest Accrual Method, Seasoning, Original Interest-Only Period (Mos.), Mortgage Loan Rate (%),Monthly Trust Debt Service Payment (Initial), Original Balance ($), and the Reporting End Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Reporting Period Scheduled Interest Amount	The interest allocation of the payment that is scheduled to be collected during the Reporting Period.
Reporting Period Scheduled Principal Amount	The principal allocation of the payment that is scheduled to be collected during the Reporting Period.

B-5

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Loan Seller,” we were instructed by the Loan Sellers to assume the attribute is accurate and not perform any procedure.

C-1